UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05189

THE SPAIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2008

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Spain Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.8%
Utilities - 41.0%
Electric & Gas Utility - 24.5%
Enagas	164,025	$4,169,759
Energias de Portugal SA	170,541	866,165
Iberdrola Renovables SA (a)	248,828	1,586,222
Iberdrola SA	875,405	10,548,036
RED ELECTRICA Corp. SA	64,724	3,818,720

		20,988,902

Telephone Utility - 16.5%
Telefonica SA	570,640	14,099,656

		35,088,558

Finance - 23.1%
Banking - Money Center - 19.7%
Banco Bilbao Vizcaya Argentaria SA (b)	299,283	5,050,060
Banco Santander Central Hispano SA	694,483	11,805,824

		16,855,884

Insurance - 1.2%
Grupo Catalana Occidente SA	35,380	1,008,400

Miscellaneous - 2.2%
Corporacion Financiera Alba	21,105	1,110,003
Criteria Caixacorp SA	154,235	782,489

		1,892,492

		19,756,776

Energy - 8.3%
International - 4.5%
Repsol YPF SA	124,745	3,858,431

Miscellaneous - 3.8%
Gamesa Corp. Tecnologica SA	68,567	3,242,880

		7,101,311

Capital Goods - 6.7%
Engineering & Construction - 6.7%
Acciona SA	13,578	2,700,045
Obrascon Huarte Lain SA	54,653	1,542,036
Tecnicas Reunidas SA	22,236	1,467,255

		5,709,336

Consumer Services - 5.5%
Cellular Communications - 4.5%
America Movil SAB de CV Series L	1,482,900	3,814,418

Miscellaneous - 1.0%
Prosegur Cia de Seguridad SA	21,806	870,371

		4,684,789

Technology - 4.7%
Computer Services - 4.7%
Indra Sistemas SA	157,822	4,040,131

Health Care - 3.2%
Drugs - 0.5%
Laboratorios Almirall SA	20,500	430,725

Miscellaneous - 2.7%
Grifols SA	78,904	2,342,151

		2,772,876

Basic Industry - 2.7%
Mining & Metals - 2.7%
Tubacex SA	271,615	2,320,666

Consumer Staples - 0.6%
Food - 0.6%
Ebro Puleva SA	27,000	465,703

Total Investments - 95.8% (cost $57,841,178)		81,940,146
Other assets less liabilities - 4.2%		3,584,574

Net Assets - 100.0%		$85,524,720

(a)	Non-income producing security.

(b)	Security represents investments in an affiliate.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$3,814,418	$0
Level 2	78,125,728	0
Level 3	0	0
Total	$81,940,146	$0

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$0	$0
Accrued discounts /premiums	0	0
Realized gain (loss)	0	0	*
Change in unrealized	0
appreciation/depreciation	0	0
Net purchases (sales)	0	0
Net transfers in and/or out of Level 3	0	0
Balance as of 8/31/08	$0	$0

Net change in unrealized appreciation/depreciation from
Investments still held as of 8/31/08	$0	$0

*	The realized gain (loss) recognized during the period ended 8/31/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Spain Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	October 24, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	October 24, 2008